Note 16 - Earnings (Losses) Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six-month period ended June 30,
	2020	2021
	Basic LPS	Basic EPS
Net income /(loss)	$(43,447)	$158,757
Less: paid and accrued earnings allocated to Preferred Stock	(15,461)	(15,448)
Add: gain from retirement of Preferred Stock	619	-
Net income / (loss) available to common stockholders	(58,289)	143,309
Weighted average number of common shares, basic and diluted	119,927,560	122,615,427
Earnings / (losses) per common share, basic and diluted	$(0.49)	$1.17